As filed with the Securities and Exchange Commission on July 25, 2000
                                               Securities Act File No. 333-89733
                                        Investment Company Act File No. 811-9649
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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-1A

             Registration Statement Under The Securities Act of 1933
                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 3                      [X]

                                     and/or

         Registration Statement Under The Investment Company Act of 1940

                                 Amendment No. 4                             [X]
                        (Check appropriate box or boxes)


                     LEXINGTON GLOBAL TECHNOLOGY FUND, INC.
                 (Exact Name of Registrant Specified in Charter)

                             Park 80 West Plaza Two
                         Saddle Brook, New Jersey 07663
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (201) 845-7300

        Lisa Curcio, Secretary                         With copies to:
 Lexington Global Technology Fund, Inc.             Carl Frischling, Esq.
         Park 80 West Plaza Two              Kramer Levin Naftalis & Frankel LLP
     Saddle Brook, New Jersey 07663                   919 Third Avenue
(Name and Address of Agent for Service)             New York, N.Y. 10022

     It is proposed that this filing will become effective (check appropriate box):

             [ ] Immediately upon filing pursuant to paragraph (b)
             [X] on August 4, 2000 pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] on (date) pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

             [X] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

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
                     LEXINGTON GLOBAL TECHNOLOGY FUND, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

      -  Cover Sheet

      -  Contents of Registration Statement

      -  Explanatory Note

      -  Signature Page

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A for Lexington Global Technology Fund, Inc. incorporates by reference the Registrant's Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) contained in Post-Effective Amendment No. 2 which was filed with the Securities and Exchange Commission on May 26, 2000. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 2 to August 4, 2000.

     The Registrant's updated Prospectus, Statement of Additional Information and Other Information dated August 4, 2000, which will include all required current financial statements, will be filed pursuant to Rule 485(b), on or before August 4, 2000.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saddle Brook and State of New Jersey, on the 24th day of July, 2000.

                                    Lexington Global Technology Fund, Inc.

                                       /s/ Robert M. DeMichele
                                       --------------------------------------
                                    By Robert M. DeMichele
                                       Chairman of the Board


     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                            Title                           Date
     ---------                            -----                           ----

/s/ Robert M. DeMichele       Chairman of the Board Principal      July 24, 2000
---------------------------   Executive Officer
Robert M. DeMichele

/s/ Richard M. Hisey          Principal Financial and Accounting   July 24, 2000
---------------------------   Officer and Director
Richard M. Hisey

/s/ Lisa Curcio               Principal Compliance Officer         July 24, 2000
---------------------------
Lisa Curcio

*SMS Chadha                   Director                             July 24, 2000
---------------------------
SMS Chadha

* Beverley C. Duer, P.E.      Director                             July 24, 2000
---------------------------
Beverly C. Duer, P.E.

/s/ Barbara R. Evans          Director                             July 24, 2000
---------------------------
Barbara R. Evans

*Jerard F. Maher              Director                             July 24, 2000
---------------------------
Jerard F. Maher

*Andrew M. McCosh             Director                             July 24, 2000
---------------------------
Andrew M. McCosh

/s/ Donald B. Miller          Director                             July 24, 2000
---------------------------
Donald B. Miller

/s/ Allen H. Stowe            Director                             July 24, 2000
---------------------------
Allen H. Stowe


* By: /s/ Lisa Curcio
     ----------------------
     Lisa Curcio
     Attorney-in-Fact